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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI              San Diego, California      02/14/13
   -------------------------------    ---------------------   -------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $ 5,221,451
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                         TITLE              VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER                OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------------  --------- --------- -------- ---------- --- ---- ------- ----------- ---------- ------ ----
Harman International Industries Inc.     COM    413086109 $ 77,336  1,732,430 SH       SOLE                 1,732,430
Ingersoll-Rand Public Limited Company    COM    G47791101 $546,443 11,393,716 SH       SOLE                11,393,716
SPDR S&P 500 ETF Trust                   COM    78462F103 $426,348  2,991,495 SH       SOLE                 2,991,495
SPDR S&P MidCap 400 ETF Trust            COM    78467Y107 $171,837    925,300 SH       SOLE                   925,300
Esterline Technologies Corp.             COM    297425100 $148,735  2,338,237 SH       SOLE                 2,338,237
The Manitowoc Company, Inc.              COM    563571108 $ 43,886  2,798,853 SH       SOLE                 2,798,853
PMC-Sierra, Inc.                         COM    69344F106 $ 92,984 17,847,255 SH       SOLE                17,847,255
PepsiCo, Inc.                            COM    713448108 $519,323  7,589,119 SH       SOLE                 7,589,119
iShares Russell Midcap Value Index       COM    464287473 $ 73,426  1,461,500 SH       SOLE                 1,461,500
Medtronic, Inc.                          COM    585055106 $185,349  4,518,506 SH       SOLE                 4,518,506
CVS Caremark Corporation                 COM    126650100 $368,182  7,614,941 SH       SOLE                 7,614,941
The Timken Company                       COM    887389104 $262,838  5,495,247 SH       SOLE                 5,495,247
Illinois Tool Works Inc.                 COM    452308109 $749,688 12,328,368 SH       SOLE                12,328,368
Hess Corporation                         COM    42809H107 $587,119 11,086,080 SH       SOLE                11,086,080
Ashland Inc.                             COM    044209104 $140,197  1,743,525 SH       SOLE                 1,743,525
Guaranty Bancorp                         COM    40075T102 $ 34,304 17,592,000 SH       SOLE                17,592,000
Quest Diagnostics Incorporated           COM    74834L100 $301,339  5,171,431 SH       SOLE                 5,171,431
Hewlett-Packard Company                  COM    428236103 $492,117 34,534,517 SH       SOLE                34,534,517